Financial Instruments And Risk Management (Effect Of Derivative Instruments On The Consolidated Statements Of Operations Derivatives Not Designated As Hedging Instruments) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ (8,429)	$ 20,740	$ (29,215)
Foreign currency forward contracts | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	(8,429)	20,740	(29,215)
Cash conversion feature of Cash Convertible Notes | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	(176,300)	12,400	(61,800)
Purchased cash convertible note hedge | Other income (expense), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 176,300	$ (12,400)	$ 61,800